National Institutes of Health Subaward (Details) - USD ($)			3 Months Ended		12 Months Ended
	Aug. 18, 2022	Apr. 18, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Grants receivable	$ 1,078,347
Grants receivable, annual payment timing, duration	5 years
Grant receivable, written notice termination, period	30 years
Total costs incurred, grants costs			$ 356,436
Costs incurred, grants costs			7,382	$ 12,235
Prepaid Expenses and Other Current Assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Grants receivable			22,191		$ 161,638
Research and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Grant income			7,031	11,123
Selling, general and administrative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Grant income			351	$ 1,112
Year One Allocation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total costs incurred, grants costs			351,994
Year Two Allocation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total costs incurred, grants costs			$ 194,566
For Developing Ultra Sound Scanner To Detect Cancer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Grants received during the period		$ 1,078,347
Government assistance transaction duration		5 years
Aggregate costs incurred as per allocation					349,054
Aggregate Costs One Year Allocation					351,994
Aggregate Costs Two Year Allocation					194,566
Aggregate Costs Incurred And Recognized					318,276	$ 30,778
For Developing Ultra Sound Scanner To Detect Cancer [Member] | Prepaid Expenses and Other Current Assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government assistance cumulative amount current					161,638	30,778
For Developing Ultra Sound Scanner To Detect Cancer [Member] | Research and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government assistance amount					277,037	22,503
For Developing Ultra Sound Scanner To Detect Cancer [Member] | Selling, general and administrative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government assistance amount					$ 41,239	$ 8,275